Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund
Entity Central Index Key	0000878719
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000086650
Shareholder Report [Line Items]
Fund Name	Sands Capital Global Growth Fund
Class Name	Institutional Class Shares
Trading Symbol	SCMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the Sands Capital Global Growth Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.sandscapital.com/document-library-mutual-funds/. You can also request this information by contacting us at 1-888-826-5646.
Additional Information Phone Number	1-888-826-5646
Additional Information Website	https://www.sandscapital.com/document-library-mutual-funds/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sands Capital Global Growth Fund, Institutional Class Shares	$50	0.97%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.97%
AssetsNet	$ 1,084,279,403
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 5,223,277
InvestmentCompanyPortfolioTurnover	15.00%
Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Denmark	1.7%
Taiwan	2.0%
Switzerland	2.3%
Sweden	3.1%
Germany	3.1%
Japan	3.3%
Canada	4.4%
Argentina	5.4%
Netherlands	6.7%
India	8.3%
United States	57.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	6.3%
Netflix	6.1%
MercadoLibre	5.3%
Visa, Cl A	4.7%
Amazon.com	4.6%
Axon Enterprise	4.4%
Adyen	3.7%
DoorDash, Cl A	3.6%
ServiceNow	3.4%
Keyence	3.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-888-826-5646
Updated Prospectus Web Address	https://www.sandscapital.com/document-library-mutual-funds/
C000086651
Shareholder Report [Line Items]
Fund Name	Sands Capital Global Growth Fund
Class Name	Investor Class Shares
Trading Symbol	SCGVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Investor Class Shares of the Sands Capital Global Growth Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.sandscapital.com/document-library-mutual-funds/. You can also request this information by contacting us at 1-888-826-5646.
Additional Information Phone Number	1-888-826-5646
Additional Information Website	https://www.sandscapital.com/document-library-mutual-funds/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sands Capital Global Growth Fund, Investor Class Shares	$57	1.12%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.12%
AssetsNet	$ 1,084,279,403
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 5,223,277
InvestmentCompanyPortfolioTurnover	15.00%
Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Denmark	1.7%
Taiwan	2.0%
Switzerland	2.3%
Sweden	3.1%
Germany	3.1%
Japan	3.3%
Canada	4.4%
Argentina	5.4%
Netherlands	6.7%
India	8.3%
United States	57.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	6.3%
Netflix	6.1%
MercadoLibre	5.3%
Visa, Cl A	4.7%
Amazon.com	4.6%
Axon Enterprise	4.4%
Adyen	3.7%
DoorDash, Cl A	3.6%
ServiceNow	3.4%
Keyence	3.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-888-826-5646
Updated Prospectus Web Address	https://www.sandscapital.com/document-library-mutual-funds/